10. INVENTORY, NET (Details) - CLP ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of products and services [line items]
Inventory		$ 277,389,786	$ 235,733,091
Wine in bulk
Disclosure of products and services [line items]
Inventory	[1]	191,359,449	154,421,580
Bottled wines
Disclosure of products and services [line items]
Inventory	[2]	61,121,747	54,032,816
Semi-elaborared wines
Disclosure of products and services [line items]
Inventory		6,287,492	5,945,781
Liquors
Disclosure of products and services [line items]
Inventory		2,598,860	4,273,575
Material and Supplies
Disclosure of products and services [line items]
Inventory	[3]	13,061,424	12,816,687
Other Products
Disclosure of products and services [line items]
Inventory	[4]	$ 2,960,814	$ 4,242,652

[1]	Within "Wine in bulk" is included the non-bottled wine.
[2]	Within bottled wines is included the wine once concluded the bottling process.
[3]	In material and supplies are included all those necessary resources for the wine production.
[4]	In other products are all those inventory not included in the above lines, such as beverages other than wine and merchandising material.